REVENUE AND EXPENSES - THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
External services provided by other companies [abstract]
Leases	$ 18,029,000	$ 67,902,000	$ 66,923,000
Installation and maintenance	25,586,000	24,290,000	22,799,000
Lawyers and law firms	4,734,000	7,743,000	6,887,000
Tax advisory services	218,000	179,000	467,000
Consultants	17,805,000	8,372,000	8,578,000
Audits and other related services	1,628,000	1,576,000	2,677,000
Studies and work performed	62,000	65,000	7,000
Other external professional services	44,070,000	43,404,000	45,955,000
Publicity, advertising and public relations	6,677,000	5,332,000	5,458,000
Insurance premiums	547,000	548,000	636,000
Travel expenses	6,021,000	6,979,000	6,288,000
Utilities expense	25,790,000	27,142,000	27,392,000
Banking and similar services	2,307,000	1,771,000	1,391,000
Other	3,394,000	7,240,000	6,688,000
TOTAL	156,868,000	202,543,000	202,146,000
Finance Income [Abstract]
Interest Income Third Parties	20,045,000	18,843,000	7,858,000
Total finance income	20,045,000	18,843,000	7,858,000
Interest costs [abstract]
Interest paid to Group companies	0	0	0
Interest paid to third parties	65,679,980	43,351,000	71,404,000
Discounts to the present value of provisions and other liabilities	2,405,000	2,261,000	6,741,000
Total finance costs	$ 68,085,000	$ 45,612,000	$ 78,145,000